Leases - Additional Information (Details) $ in Thousands								6 Months Ended
	Jun. 25, 2021 USD ($) agreement item	Nov. 30, 2018 subsidiary	Oct. 25, 2018 subsidiary	Jun. 28, 2018	Jun. 26, 2018 subsidiary	Jan. 30, 2018 USD ($) subsidiary	May 30, 2017 USD ($) subsidiary	Jun. 30, 2022	Jun. 30, 2022 USD ($)	Jun. 30, 2022 facility	Jun. 30, 2022 item	Jun. 30, 2022 agreement	Dec. 31, 2021 USD ($)
Number Of Finance Lease Facility										5	6
Number of vessel in operation | item											12
Incremental borrowing rate								4.50%
Advance payment									$ 11,547				$ 3,551
Number of short term lease agreements | agreement	2
Number of long term lease agreements | agreement												2
Lease agreement period								24 months
Lease, Practical Expedients, Package [true false]	true
Japanese Leases No.1 and 2
Number of subsidiaries | subsidiary							2
Sellers Credit Note							$ 2,900
Japanese Leases No.1 and 2 | Other Noncurrent Assets [Member] | Finance Liability [Member]
Sellers Credit Note							$ 2,900
Japanese Lease No.3
Number of subsidiaries | subsidiary						1
Sellers Credit Note						$ 1,400
Advance payment									$ 9,300
Japanese Lease No.3 | Finance Liability [Member]
Sellers Credit Note						$ 1,400
Japanese Lease No.4
Number of subsidiaries | subsidiary		1
Finance Lease Expiry Period		2029
Debt Instrument, Basis Spread on Variable Rate		3.20%
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 3.20%
CMBFL Leases No.1 to 4
Number of subsidiaries | subsidiary			2		2
Finance Lease Expiry Period			2025
Debt Instrument, Basis Spread on Variable Rate			3.00%	3.10%
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 3.00%
Ocean Yield ASA
Number of subsidiaries | subsidiary			2
Finance Lease Expiry Period			2030
Debt Instrument, Basis Spread on Variable Rate			4.50%
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 4.50%
China Huarong Leases
Number of subsidiaries | subsidiary		2
Finance Lease Expiry Period		2025
Debt Instrument, Basis Spread on Variable Rate		3.50%
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 3.50%
CMBFL Shandong
Number of subsidiaries | item	2
Gross proceeds	$ 49,000
Transaction fees	$ 1,000
Maximum [Member] | CMBFL Shandong
Lessee, Finance Lease, Term of Contract	8 years
Minimum [Member] | CMBFL Shandong
Lessee, Finance Lease, Term of Contract	5 years